INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME AND SOCIAL CONTRIBUTION TAXES
Schedule of reconciliations of income and social contribution taxes at statutory rates to amounts presented in the Statement Of Income

	2017	2016	2015
Income (loss) before income taxes	(43,276)	(2,581,615)	(6,094,408)
Statutory tax rates	34%	34%	34%
Income and social contribution taxes at statutory rates	14,714	877,749	2,072,099
Tax adjustment with respect to:
- Difference in tax rates in foreign companies	(183,787)	(1,162,174)	(222,553)
- Equity in earnings of unconsolidated companies	(11,763)	(4,342)	(8,331)
- Interest on equity*	113	(162)	63,407
- Tax credits and incentives	23,185	18,494	19,459
- Tax deductible goodwill recorded in statutory books	—	36,469	233,029
- No recognition of deferred tax assets	—	(40,279)	(387,668)
- Capital Gain**	(98,290)	—	—
- Write-down of deferred tax asset***	—	—	(284,014)
- Other permanent differences, net	(39,563)	(30,069)	12,994

Income and social contribution taxes	(295,391)	(304,314)	1,498,422

Current	(313,758)	(110,511)	(158,450)
Deferred	18,367	(193,803)	1,656,872

(*) Brazilian Law 9,249/95 provides that a company may, at its sole discretion, consider dividends distributions to shareholders to be considered as interest on own capital — subject to specific limitations - which has the effect of a taxable deduction in the determination of income tax and social contribution. The limitation is the greater of (i) shareholders’ equity multiplied by the TJLP (Long Term Interest Rate) rate or (ii) 50% of the net income in the fiscal year.  This expense is not recognized for financial reporting purposes and thus it does not impact accounting profit.

(**) The merger of Gerdau Aços Especiais S.A. and Gerdau América Latina Part. S.A. at Gerdau S.A., generated a taxable capital gain.

(***) The Company assessed the recoverability of certain deferred income tax assets and, due to the lack of expected utilization of these assets because of the adjustment of the long-term investment plan in one of its foreign subsidiaries and registered a write-down of R$ 284,014 in 2015.

Schedule of breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates

	Balance as of January 1, 2015	Recognized in income	Comprehensive Income	Balance as of December 31, 2015

Tax loss carryforward	1,003,441	(259,976)	144,515	887,980
Social contribution tax losses	148,827	42,811	—	191,638
Provision for tax, civil and labor liabilities	527,731	110,318	1,517	639,566
Benefits granted to employees	431,328	(25,694)	144,231	549,865
Other temporary differences	210,609	247,458	(76,076)	381,991
Deferred exchange variance*	874,742	1,292,709	(9,302)	2,158,149
Provision for losses	54,938	95,596	1,144	151,678
Difference between book value and tax base of assets acquired in business combinations	(1,628,973)	153,650	(92,557)	(1,567,880)

	1,622,643	1,656,872	113,472	3,392,987

Non-current assets	2,567,189			4,307,462
Non-current liabilities	(944,546)			(914,475)

* Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

	Balance as of December 31, 2015	Recognized in income	Effect of selling of subsidiary and others	Comprehensive Income	Balance as of December 31, 2016

Tax loss carryforward	887,980	327,743	(263,297)	(78,069)	874,357
Social contribution tax losses	191,638	120,254	—	—	311,892
Provision for tax, civil and labor liabilities	639,566	118,526	(2,671)	(223)	755,198
Benefits granted to employees	549,865	(67,133)	34,982	(85,177)	432,537
Other temporary differences	381,991	(21,985)	20,776	(30,020)	350,762
Deferred exchange variance*	2,158,149	(907,690)	—	1,083	1,251,542
Provision for losses	151,678	(34,059)	(4,671)	(12)	112,936
Difference between book value and tax base of assets acquired in business combinations	(1,567,880)	270,541	2,984	216,925	(1,077,430)

	3,392,987	(193,803)	(211,897)	24,507	3,011,794

Non-current assets	4,307,462				3,407,230
Non-current liabilities	(914,475)				(395,436)

* Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

	Balance as of December 31, 2016	Recognized in income	Effect of selling of subsidiary and Others	Comprehensive Income	Balance as of December 31, 2017

Tax loss carryforward	874,357	157,402	(22,362)	(35,759)	973,638
Social contribution tax losses	311,892	58,963	(15,073)	—	355,782
Provision for tax, civil and labor liabilities	755,198	(479,836)	101	—	275,463
Benefits granted to employees	432,537	(48,466)	(9,363)	(91,905)	282,803
Other temporary differences	350,762	(81,627)	92,174	48,991	410,300
Deferred exchange variance*	1,251,542	(199,200)	8,185	—	1,060,527
Provision for losses	112,936	(2,208)	—	—	110,728
Difference between book value and tax base of assets acquired in business combinations	(1,077,430)	613,339	(51,606)	18,163	(497,534)

	3,011,794	18,367	2,056	(60,510)	2,971,707

Non-current assets	3,407,230				3,054,393
Non-current liabilities	(395,436)				(82,686)

* Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

Schedule of estimated recovery and reversal of income and social contributions tax assets and liabilities

	Assets
	2017	2016
2017	—	512,422
2018	326,356	391,384
2019	198,590	364,030
2020	400,597	535,937
2021	369,857	499,984
2022 on	1,758,993	1,103,473

	3,054,393	3,407,230

	Liabilities
	2017	2016
2017	—	(2,283)
2018	(2,680)	(89,052)
2019	(6,116)	(56,006)
2020	(6,498)	(154,664)
2021	(4,745)	(14,496)
2022 on	(62,647)	(78,935)

	(82,686)	(395,436)